TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.4%
	FEDERAL HOME LOAN MORTGAGE CORP. — 18.5%(a)
67,364	Freddie Mac Gold Pool Series G08448		5.0000	05/01/41	$ 67,304
506,825	Freddie Mac Gold Pool Series Q18571		3.5000	05/01/43	466,563
301,599	Freddie Mac Gold Pool Series Q20545		3.5000	07/01/43	277,956
98,431	Freddie Mac Gold Pool Series U92432		4.0000	02/01/44	93,747
1,221,504	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	1,198,291
769,811	Freddie Mac Multifamily Structured Pass Through Series KF60 A (b)	SOFR30A + 0.605%	5.9240	02/25/26	770,454
1,487,257	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	1,448,570
974,831	Freddie Mac Multifamily Structured Pass Through Series KF72 A (b)	SOFR30A + 0.615%	5.9340	11/25/26	973,100
955,778	Freddie Mac Multifamily Structured Pass Through Series KF77 AL (b)	SOFR30A + 0.815%	6.1340	02/25/27	958,444
591,881	Freddie Mac Multifamily Structured Pass Through Series KF82 AS (b)	SOFR30A + 0.420%	5.7400	06/25/30	588,711
887,822	Freddie Mac Multifamily Structured Pass Through Series KF82 AL (b)	SOFR30A + 0.485%	5.8040	06/25/30	883,889
779,852	Freddie Mac Multifamily Structured Pass Through Series KF80 AS (b)	SOFR30A + 0.510%	5.8300	06/25/30	778,100
2,580,000	Freddie Mac Multifamily Structured Pass Through Series KJ42 A2		4.1180	11/25/32	2,455,028
143,249	Freddie Mac Multifamily Structured Pass Through Series Q008 A (b)	SOFR30A + 0.505%	5.8240	10/25/45	142,848
1,290,661	Freddie Mac Multifamily Structured Pass Through Series Q016 APT1 (c)		1.2420	05/25/51	1,201,491
237	Freddie Mac Non Gold Pool Series 845830(b)	RFUCCT6M + 1.638%	5.4670	07/01/24	235
252,269	Freddie Mac Non Gold Pool Series 780722(b)	H15T1Y + 2.220%	6.2200	08/01/33	254,683
53,829	Freddie Mac Non Gold Pool Series 972132(b)	H15T1Y + 2.230%	6.3500	11/01/33	55,089
75,060	Freddie Mac Non Gold Pool Series 1B2025(b)	RFUCCT1Y + 1.862%	5.8780	06/01/34	76,830
63,103	Freddie Mac Non Gold Pool Series 1Q0160(b)	RFUCCT1Y + 1.765%	6.0150	09/01/35	63,444
120,165	Freddie Mac Non Gold Pool Series 1L1358(b)	H15T1Y + 2.500%	6.1110	05/01/36	123,837
289,752	Freddie Mac Non Gold Pool Series 848690(b)	H15T1Y + 2.250%	6.0540	03/01/37	297,304
20,409	Freddie Mac Non Gold Pool Series 848565(b)	RFUCCT1Y + 1.750%	5.8750	12/01/37	20,371
37,935	Freddie Mac Non Gold Pool Series 848568(b)	H15T1Y + 2.207%	6.2270	09/01/38	37,617

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.4% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 18.5%(a) (Continued)
727,191	Freddie Mac Non Gold Pool Series 848949(b)	H15T1Y + 2.248%	6.2280	09/01/38	$ 743,096
19,181	Freddie Mac Non Gold Pool Series 1Q0647(b)	RFUCCT1Y + 1.772%	5.4760	11/01/38	19,040
53,582	Freddie Mac Non Gold Pool Series 1Q1302(b)	RFUCCT1Y + 1.703%	5.9420	11/01/38	53,422
189,597	Freddie Mac Non Gold Pool Series 849046(b)	RFUCCT1Y + 1.896%	5.2760	09/01/41	188,192
389,210	Freddie Mac Pool Series SB8031		2.5000	02/01/35	357,793
5,083	Freddie Mac REMICS Series 2903 Z (d)		5.0000	12/15/24	4,913
7,367	Freddie Mac REMICS Series 3104 DH (d)		5.0000	01/15/26	7,090
29,679	Freddie Mac REMICS Series 2102 PE (d)		6.5000	12/15/28	29,158
21,086	Freddie Mac REMICS Series 2131 ZB (d)		6.0000	03/15/29	20,184
10,345	Freddie Mac REMICS Series 2412 OF (b),(d)	SOFR30A + 1.064%	6.3830	12/15/31	10,137
5,314	Freddie Mac REMICS Series 2450 FW (b),(d)	SOFR30A + 0.615%	5.9330	03/15/32	5,133
19,801	Freddie Mac REMICS Series 2448 FV (b),(d)	SOFR30A + 1.114%	6.4330	03/15/32	19,361
29,756	Freddie Mac REMICS Series 2581 FD (b),(d)	SOFR30A + 0.864%	6.1830	12/15/32	28,891
10,195	Freddie Mac REMICS Series 2557 WF (b),(d)	SOFR30A + 0.514%	5.8330	01/15/33	9,821
26,627	Freddie Mac REMICS Series 2768 PW (d)		4.2500	03/15/34	25,112
145,126	Freddie Mac REMICS Series 2978 JG (d)		5.5000	05/15/35	146,112
222,300	Freddie Mac REMICS Series 3036 NE (d)		5.0000	09/15/35	220,881
117,818	Freddie Mac REMICS Series 3620 AT (b),(d)		3.9790	12/15/36	116,418
115,021	Freddie Mac REMICS Series 3412 AY (d)		5.5000	02/15/38	115,775
105,632	Freddie Mac REMICS Series 3561 W (c),(d)		2.5800	06/15/48	96,917
					15,451,352
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.2%(a)
499	Fannie Mae Pool Series 303212(b)	RFUCCT6M + 2.170%	6.4200	02/01/25	497
2,040,000	Fannie Mae Pool Series BL0481		3.5800	01/01/26	1,990,547
15,360	Fannie Mae Pool Series 684842(b)	H15T1Y + 2.437%	4.6030	01/01/30	15,070
17,571	Fannie Mae Pool Series 642012(b)	H15T1Y + 2.265%	5.2650	05/01/32	17,619
52,599	Fannie Mae Pool Series 699985(b)	H15T1Y + 2.210%	5.2110	04/01/33	52,804
99,162	Fannie Mae Pool Series 555375		6.0000	04/01/33	102,903
41,750	Fannie Mae Pool Series 721424(b)	H15T1Y + 2.287%	5.9440	06/01/33	41,753
19,747	Fannie Mae Pool Series 725052(b)	H15T1Y + 2.166%	4.2900	07/01/33	19,222
14,883	Fannie Mae Pool Series 732087(b)	H15T1Y + 2.440%	6.2660	08/01/33	14,876
300,048	Fannie Mae Pool Series AD0541(b)	H15T1Y + 2.185%	6.2190	11/01/33	308,076

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.2%(a) (Continued)
21,007	Fannie Mae Pool Series 725392(b)	H15T1Y + 2.198%	5.7700	04/01/34	$ 20,805
7,178	Fannie Mae Pool Series 783245(b)	12MTA + 1.200%	6.2810	04/01/34	7,040
269,923	Fannie Mae Pool Series AL1270(b)	H15T1Y + 2.221%	5.8080	10/01/34	277,345
39,649	Fannie Mae Pool Series 813844(b)	RFUCCT6M + 1.552%	7.3630	01/01/35	40,228
13,058	Fannie Mae Pool Series 995552(b)	H15T1Y + 2.189%	5.7190	05/01/35	13,022
44,445	Fannie Mae Pool Series 735667		5.0000	07/01/35	44,731
107,006	Fannie Mae Pool Series 889822(b)	RFUCCT1Y + 1.558%	5.6030	07/01/35	108,051
52,391	Fannie Mae Pool Series AL0361(b)	H15T1Y + 2.223%	6.1440	07/01/35	52,450
19,644	Fannie Mae Pool Series 995269(b)	RFUCCT6M + 1.545%	7.3660	07/01/35	19,936
81,690	Fannie Mae Pool Series 838948(b)	RFUCCT6M + 1.510%	7.3610	08/01/35	82,605
8,359	Fannie Mae Pool Series 844532(b)	12MTA + 1.768%	6.8540	11/01/35	8,346
174,314	Fannie Mae Pool Series 813637(b)	H15T1Y + 2.185%	6.3100	01/01/36	175,434
31,066	Fannie Mae Pool Series 863729(b)	H15T1Y + 2.268%	6.3930	01/01/36	30,686
109,330	Fannie Mae Pool Series 846749(b)	RFUCCT6M + 2.428%	6.6780	01/01/36	109,529
78,501	Fannie Mae Pool Series 880373(b)	RFUCCT1Y + 1.523%	5.7900	02/01/36	80,293
9,826	Fannie Mae Pool Series 880366(b)	RFUCCT6M + 1.430%	7.2660	02/01/36	9,868
114,263	Fannie Mae Pool Series 920847(b)	H15T1Y + 2.500%	6.2780	08/01/36	118,349
18,981	Fannie Mae Pool Series 886376(b)	12MTA + 2.363%	7.4320	08/01/36	19,660
6,339	Fannie Mae Pool Series 879683(b)	H15T1Y + 2.145%	5.9340	09/01/36	6,339
11,104	Fannie Mae Pool Series 995949(b)	12MTA + 2.366%	7.4440	09/01/36	11,298
136,552	Fannie Mae Pool Series 900197(b)	RFUCCT1Y + 2.075%	6.3250	10/01/36	138,281
37,423	Fannie Mae Pool Series 995008(b)	12MTA + 2.181%	7.2590	10/01/36	38,364
43,087	Fannie Mae Pool Series AE0870(b)	RFUCCT1Y + 1.67%	5.8470	11/01/36	43,423
151,820	Fannie Mae Pool Series 889819(b)	RFUCCT1Y + 1.550%	5.6380	04/01/37	155,000
18,271	Fannie Mae Pool Series 748848(b)	H15T1Y + 2.270%	6.0200	06/01/37	18,526
62,541	Fannie Mae Pool Series AB5688		3.5000	07/01/37	57,372
36,288	Fannie Mae Pool Series AL0920		5.0000	07/01/37	36,521
1,348	Fannie Mae Pool Series 899633		5.5000	07/01/37	1,363
74,375	Fannie Mae Pool Series AD0959(b)	RFUCCT6M + 2.063%	6.0540	07/01/37	75,700

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.2%(a) (Continued)
31,680	Fannie Mae Pool Series 888628(b)	RFUCCT1Y + 1.828%	6.1930	07/01/37	$ 31,452
123,454	Fannie Mae Pool Series AL1288(b)	RFUCCT1Y + 1.585%	5.8400	09/01/37	123,223
8,737	Fannie Mae Pool Series AL0883(b)	RFUCCT1Y + 1.335%	5.5560	01/01/38	8,651
70,083	Fannie Mae Pool Series 964760(b)	RFUCCT1Y + 1.616%	5.8660	08/01/38	69,624
4,299	Fannie Mae Pool Series 725320(b)	H15T1Y + 2.251%	5.5570	08/01/39	4,326
41,719	Fannie Mae Pool Series AC2472		5.0000	06/01/40	41,307
1,755,567	Fannie Mae Pool Series BM1078(b)	H15T1Y + 2.177%	5.8200	12/01/40	1,800,925
7,075	Fannie Mae Pool Series AL2559(b)	RFUCCT1Y + 1.807%	5.3140	07/01/41	7,055
271,292	Fannie Mae Pool Series AJ0875(b)	RFUCCT1Y + 1.800%	6.0500	10/01/41	278,306
372,167	Fannie Mae Pool Series AO4163		3.5000	06/01/42	341,349
219,046	Fannie Mae Pool Series AB5519		3.5000	07/01/42	200,910
1,968,653	Fannie Mae Pool Series AO8169		3.5000	09/01/42	1,805,606
289,495	Fannie Mae Pool Series AB7016		4.0000	11/01/42	275,290
526,940	Fannie Mae Pool Series AQ6238		3.5000	12/01/42	483,303
366,023	Fannie Mae Pool Series AQ9715		3.0000	01/01/43	325,801
388,600	Fannie Mae Pool Series MA1404		3.5000	04/01/43	356,411
118,858	Fannie Mae Pool Series AB9096		4.0000	04/01/43	113,059
21,652	Fannie Mae Pool Series 803338(b)	12MTA + 1.200%	6.2810	09/01/44	21,621
215,758	Fannie Mae Pool Series MA3536		4.0000	12/01/48	202,904
3,047,199	Fannie Mae Pool Series CB2846		2.0000	02/01/52	2,422,969
2,889,521	Fannie Mae Pool Series MA4562		2.0000	03/01/52	2,293,454
1	Fannie Mae REMICS Series 1999-57 FC (b),(d)	SOFR30A + 0.364%	5.6830	11/17/29	1
61,384	Fannie Mae REMICS Series 2000-45 FD(b),(d)	SOFR30A + 0.665%	5.9830	12/18/30	59,521
42,104	Fannie Mae REMICS Series 2000-45 FG (b),(d)	SOFR30A + 0.665%	5.9830	12/18/30	40,826
32,398	Fannie Mae REMICS Series 2002-30 FB (b),(d)	SOFR30A + 1.115%	6.4350	08/25/31	31,661
17,525	Fannie Mae REMICS Series 2002-16 VF (b),(d)	SOFR30A + 0.665%	5.9850	04/25/32	16,632
6,758	Fannie Mae REMICS Series 2002-71 AP (d)		5.0000	11/25/32	6,409
1,841	Fannie Mae REMICS Series 2003-35 FG (b),(d)	SOFR30A + 0.415%	5.7350	05/25/33	1,771
23,241	Fannie Mae REMICS Series 2005-29 WQ (d)		5.5000	04/25/35	23,320
75,303	Fannie Mae REMICS Series 2009-50 PT (c),(d)		5.5040	05/25/37	73,807
64,736	Fannie Mae REMICS Series 2008-86 LA (c),(d)		3.5070	08/25/38	62,124

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 25.2%(a) (Continued)
288,640	Fannie Mae REMICS Series 2010-60 HB (d)		5.0000	06/25/40	$ 286,191
81,312	Fannie Mae REMICS Series 2013-63 YF (b),(d)	SOFR30A + 1.115%	5.0000	06/25/43	71,791
1,380,767	Fannie Mae REMICS Series 2020-35 FA (b),(d)	SOFR30A + 0.615%	5.9430	06/25/50	1,359,990
1,477,938	Fannie Mae-Aces Series 2017-M3 A2 (c)		2.4660	12/25/26	1,391,874
2,183,226	Fannie Mae-Aces Series 2017-M14 A2 (c)		2.8120	11/25/27	2,048,459
					21,045,855
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.7%
24,692	Ginnie Mae II Pool Series 891616(b)	H15T1Y + 1.400%	6.2800	06/20/58	24,833
1,127	Ginnie Mae II Pool Series 751387(c)		4.7420	01/20/61	1,109
13,931	Ginnie Mae II Pool Series 710065(c)		4.8100	02/20/61	13,648
10,670	Ginnie Mae II Pool Series 710084(c)		4.7000	08/20/61	10,616
21,708	Ginnie Mae II Pool Series 894704(b)	H15T1Y + 0.790%	5.6000	10/20/61	21,685
1,343	Ginnie Mae II Pool Series 773437(c)		4.4850	02/20/62	1,288
3,554	Ginnie Mae II Pool Series 759745(c)		4.8150	05/20/62	3,482
209,672	Ginnie Mae II Pool Series 897906(b)	H15T1Y + 0.862%	5.6690	06/20/62	209,629
320,139	Ginnie Mae II Pool Series 896363(b)	H15T1Y + 0.664%	5.4720	07/20/62	319,501
1,282	Ginnie Mae II Pool Series 766556(c)		4.7550	08/20/62	1,249
6,539	Ginnie Mae II Pool Series 777432(c)		4.5990	10/20/62	6,413
87,258	Ginnie Mae II Pool Series 899072(b)	RFUCCT1M + 2.087%	7.5280	10/20/62	89,833
4,055	Ginnie Mae II Pool Series 765229(c)		4.5530	11/20/62	3,892
486,946	Ginnie Mae II Pool Series 899633(b)	RFUCCT1M + 1.850%	7.3130	01/20/63	496,734
105,744	Ginnie Mae II Pool Series 898433(b)	RFUCCT1M + 2.135%	7.5760	01/20/63	107,329
298,130	Ginnie Mae II Pool Series 899650(b)	RFUCCT1M + 1.890%	7.3410	02/20/63	304,112
327,275	Ginnie Mae II Pool Series 899765(b)	RFUCCT1M + 1.925%	7.3690	02/20/63	332,606
87,887	Ginnie Mae II Pool Series 898436(b)	RFUCCT1M + 2.123%	7.5640	02/20/63	89,507
139,435	Ginnie Mae II Pool Series 899651(b)	RFUCCT1M + 2.315%	7.7670	02/20/63	142,562
14,830	Ginnie Mae II Pool Series AE9606(b)	H15T1Y + 1.140%	6.0200	08/20/64	14,892
4,996	Ginnie Mae II Pool Series AG8190(b)	H15T1Y + 1.140%	5.9460	09/20/64	5,000
15,895	Ginnie Mae II Pool Series AG8209(b)	H15T1Y + 0.873%	5.6790	10/20/64	15,889
8,817	Ginnie Mae II Pool Series AG8275(b)	H15T1Y + 1.137%	5.9470	03/20/65	8,828
35,195	Government National Mortgage Association Series 2003-72 Z (c)		5.4170	11/16/45	34,811

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 57.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 13.7% (Continued)
955,238	Government National Mortgage Association Series 2014-H12 HZ (c),(d)		4.5330	06/20/64	$ 941,697
743	Government National Mortgage Association Series 2015-H09 HA (d)		1.7500	03/20/65	667
2,013,820	Government National Mortgage Association Series 2018-H16 FA (b),(d)	TSFR1M + 0.535%	5.8640	09/20/68	1,985,933
2,633,979	Government National Mortgage Association Series 2020-H04 FP (b),(d)	TSFR1M + 0.615%	5.9440	06/20/69	2,630,346
3,627,180	Government National Mortgage Association Series 2020-H02 FG (b),(d)	TSFR1M + 0.715%	6.0440	01/20/70	3,629,097
					11,447,188
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $49,901,217)				47,944,395

	U.S. TREASURY NOTES — 35.6%
4,410,000	United States Treasury Note		5.0000	08/31/25	4,419,992
525,000	United States Treasury Note		4.2500	01/31/26	521,021
4,590,000	United States Treasury Note		4.5000	03/31/26	4,579,781
1,000,000	United States Treasury Note		4.1250	06/15/26	990,586
815,000	United States Treasury Note		4.6250	11/15/26	818,024
2,250,000	United States Treasury Note		3.6250	03/31/28	2,194,937
4,090,000	United States Treasury Note		4.1250	07/31/28	4,067,393
2,520,000	United States Treasury Note		4.0000	01/31/29	2,495,883
495,000	United States Treasury Note		4.1250	03/31/29	493,221
5,505,000	United States Treasury Note		4.1250	11/15/32	5,473,066
235,000	United States Treasury Note		3.5000	02/15/33	222,791
2,940,000	United States Treasury Note		3.8750	08/15/33	2,865,352
630,000	United States Treasury Note		4.0000	02/15/34	620,205
	TOTAL U.S. TREASURY NOTES (Cost $29,959,000)				29,762,252

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMENTS — 11.9%
	AGENCY DISCOUNT NOTES – 9.0%
5,410,000	Fannie Mae Discount Note	–	04/01/24	$ 5,410,000
2,070,000	Federal Home Loan Bank Discount Note	4.67	04/10/24	2,067,319
				7,477,319

	U.S. TREASURY BILLS — 2.9%
1,210,000	United States Treasury Bill	4.72	04/09/24	1,208,592
1,260,000	United States Treasury Bill	5.25	05/23/24	1,250,467
				2,459,059
	TOTAL SHORT TERM INVESTMENTS (Cost $9,936,367)			9,936,378

	TOTAL INVESTMENTS - 104.9% (Cost $89,796,584)			$ 87,643,025
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.9)%			(4,083,168)
	NET ASSETS - 100.0%			$ 83,559,857

REMIC	Real Estate Mortgage Investment Conduit
12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
RFUCCT1M	RFUCCT1M
RFUCCT1Y	RFUCCT1Y
RFUCCT6M	RFUCCT6M
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	TSFR1M

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2024.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Collateralized mortgage obligation (CMO).